Document and Entity Information	12 Months Ended
May 01, 2012
Risk/Return:
Document Type	Other
Document Period End Date	Dec 31, 2011
Registrant Name	PACIFIC SELECT FUND
Central Index Key	0000813900
Amendment Flag	false
Document Creation Date	Aug 24, 2012
Document Effective Date	Aug 24, 2012
Prospectus Date	May 1, 2012

SUPPLEMENT DATED AUGUST 24, 2012

TO THE PROSPECTUS FOR PACIFIC SELECT FUND

CLASS I AND P SHARES DATED MAY 1, 2012

This supplement revises the Pacific Select Fund Class I and P Shares prospectus dated May 1, 2012 (Prospectus), and must be preceded or accompanied by the Prospectus. The changes within this supplement are currently in effect. Remember to review the Prospectus for other important information.

Changes to the Portfolio summaries section

Diversified Bond Portfolio, Floating Rate Loan Portfolio, Inflation Managed Portfolio, Inflation Protected Portfolio, Managed Bond Portfolio, Short Duration Bond Portfolio, Emerging Markets Debt Portfolio — The Principal risks subsections are expanded to include the following:

•	Regulatory Impact Risk: Certain financial instruments are subject to extensive government regulation, which may change frequently and impact a portfolio significantly.

Emerging Markets Debt Portfolio — The first sentence of the second paragraph of the Principal investment strategies subsection on page 28 is replaced with the following:

The portfolio may invest up to 25% of its net assets in issuers that are economically tied to any one emerging market country.

In addition, the first sentence of the fifth paragraph in the same subsection is replaced with the following:

The manager may use forwards (such as deliverable and non-deliverable currency forwards), swaps (including but not limited to total return, credit default, interest rate and currency swaps) and futures contracts.

Small-Cap Equity Portfolio — The Annual fund operating expenses table and the table relating to your expenses in the Fees and expenses subsection on page 64 is replaced with the following:

Annual fund operating expenses[1] (expenses that you pay each year as a percentage of the value of your investment)

	Class I	Class P
Management fee	0.75	0.75
Service fee	0.20	0.00
Other expenses	0.05	0.05
Total annual operating expenses	1.00	0.80
Less fee waiver[2]	(0.10)	(0.10)
Total annual operating expenses after fee waiver	0.90	0.70

[1]	The expense information has been restated to reflect current fees.

[2]	The investment adviser has contractually agreed to waive its management fee through April 30, 2014. The agreement will terminate: (i) if the investment advisory agreement is terminated, (ii) upon ninety days’ prior written notice by the Fund, or (iii) if the sub-advisory agreement with Franklin or BlackRock is terminated.

Your expenses (in dollars) if you sell/redeem or hold all of your shares at the end of each period

	Class I	Class P
1 year	$92	$72
3 years	$298	$235
5 years	$533	$424
10 years	$1,206	$971

The second through fifth sentences in the first paragraph of the Principal investment strategies section on page 64 is replaced with the following:

PLFA is the portfolio’s investment adviser and, subject to the approval of the Fund’s board of trustees, selects the portfolio’s managers and monitors their performance on an ongoing basis. PLFA has selected the portfolio’s current managers because of their different approaches to investing in securities of companies with small market capitalizations. Each manager has its own investment style and acts independently of the other. Franklin is an active manager; BlackRock is an index manager and seeks to track the performance of the portfolio’s benchmark index. PLFA allocates the portfolio’s assets between Franklin and BlackRock and may change the allocation or rebalance at any time.

Health Sciences Portfolio — Regulatory Impact Risk in the Principal risks subsection on page 74 is renamed Government Regulation Risk.

Technology Portfolio — Regulatory Impact Risk in the Principal risks subsection on page 80 is renamed Government Regulation Risk.

International Value Portfolio — The following is added as the second to last paragraph in the Principal investment strategies subsection on page 90:

The manager may use currency forwards to gain or increase exposure to various currency markets, including for the purpose of managing the portfolio’s currency exposures relative to its benchmark’s currency exposures.

The Principal risks subsection beginning on page 90 is expanded to include the following:

•	Derivatives Risk: Derivatives can be complex instruments, which may experience sudden and unpredictable changes in price or liquidity and may be difficult to value, sell or unwind. The value of derivatives is based on the value of other securities or indexes. They can also create investment exposure that is greater than their cost may suggest (known as leverage risk). Derivative transactions may also involve a counterparty. Such transactions are subject to the credit risk and/or the ability of the counterparty to perform in accordance with the terms of the transaction.

•	Forward Commitments Risk: Securities or currencies whose terms are defined on a date in the future or transactions that are scheduled to settle on a date in the future (beyond usual and customary settlement), called forward commitments, as well as when-issued securities, are subject to risk of default or bankruptcy of the counterparty. In forward commitment or when-issued transactions, if the counterparty fails to consummate the transaction, the portfolio may miss the opportunity of obtaining a price or yield considered to be advantageous.

•	Leverage Risk: Leverage is investment exposure which exceeds the initial amount invested. Leverage can cause the portfolio to lose more than the principal amount invested. Leverage can magnify the portfolio’s gains and losses and therefore increase its volatility.

•	Regulatory Impact Risk: Certain financial instruments are subject to extensive government regulation, which may change frequently and impact a portfolio significantly.

Portfolio Optimization Conservative Portfolio, Portfolio Optimization Moderate-Conservative Portfolio, Portfolio Optimization Moderate Portfolio, Portfolio Optimization Growth Portfolio — The Principal risks from holdings in Underlying Portfolios subsections beginning on page 108 are expanded to include the following:

•	Regulatory Impact Risk: Certain financial instruments are subject to extensive government regulation, which may change frequently and impact a portfolio significantly.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PACIFIC SELECT FUND
Prospectus Date	rr_ProspectusDate	May 1, 2012
Supplement [Text Block]	psf_SupplementTextBlock

SUPPLEMENT DATED AUGUST 24, 2012

TO THE PROSPECTUS FOR PACIFIC SELECT FUND

CLASS I AND P SHARES DATED MAY 1, 2012

This supplement revises the Pacific Select Fund Class I and P Shares prospectus dated May 1, 2012 (Prospectus), and must be preceded or accompanied by the Prospectus. The changes within this supplement are currently in effect. Remember to review the Prospectus for other important information.

Changes to the Portfolio summaries section

Diversified Bond Portfolio, Floating Rate Loan Portfolio, Inflation Managed Portfolio, Inflation Protected Portfolio, Managed Bond Portfolio, Short Duration Bond Portfolio, Emerging Markets Debt Portfolio — The Principal risks subsections are expanded to include the following:

•	Regulatory Impact Risk: Certain financial instruments are subject to extensive government regulation, which may change frequently and impact a portfolio significantly.

Emerging Markets Debt Portfolio — The first sentence of the second paragraph of the Principal investment strategies subsection on page 28 is replaced with the following:

The portfolio may invest up to 25% of its net assets in issuers that are economically tied to any one emerging market country.

In addition, the first sentence of the fifth paragraph in the same subsection is replaced with the following:

The manager may use forwards (such as deliverable and non-deliverable currency forwards), swaps (including but not limited to total return, credit default, interest rate and currency swaps) and futures contracts.

Small-Cap Equity Portfolio — The Annual fund operating expenses table and the table relating to your expenses in the Fees and expenses subsection on page 64 is replaced with the following:

Annual fund operating expenses[1] (expenses that you pay each year as a percentage of the value of your investment)

	Class I	Class P
Management fee	0.75	0.75
Service fee	0.20	0.00
Other expenses	0.05	0.05
Total annual operating expenses	1.00	0.80
Less fee waiver[2]	(0.10)	(0.10)
Total annual operating expenses after fee waiver	0.90	0.70

[1]	The expense information has been restated to reflect current fees.

[2]	The investment adviser has contractually agreed to waive its management fee through April 30, 2014. The agreement will terminate: (i) if the investment advisory agreement is terminated, (ii) upon ninety days’ prior written notice by the Fund, or (iii) if the sub-advisory agreement with Franklin or BlackRock is terminated.

Your expenses (in dollars) if you sell/redeem or hold all of your shares at the end of each period

	Class I	Class P
1 year	$92	$72
3 years	$298	$235
5 years	$533	$424
10 years	$1,206	$971

The second through fifth sentences in the first paragraph of the Principal investment strategies section on page 64 is replaced with the following:

PLFA is the portfolio’s investment adviser and, subject to the approval of the Fund’s board of trustees, selects the portfolio’s managers and monitors their performance on an ongoing basis. PLFA has selected the portfolio’s current managers because of their different approaches to investing in securities of companies with small market capitalizations. Each manager has its own investment style and acts independently of the other. Franklin is an active manager; BlackRock is an index manager and seeks to track the performance of the portfolio’s benchmark index. PLFA allocates the portfolio’s assets between Franklin and BlackRock and may change the allocation or rebalance at any time.

Health Sciences Portfolio — Regulatory Impact Risk in the Principal risks subsection on page 74 is renamed Government Regulation Risk.

Technology Portfolio — Regulatory Impact Risk in the Principal risks subsection on page 80 is renamed Government Regulation Risk.

International Value Portfolio — The following is added as the second to last paragraph in the Principal investment strategies subsection on page 90:

The manager may use currency forwards to gain or increase exposure to various currency markets, including for the purpose of managing the portfolio’s currency exposures relative to its benchmark’s currency exposures.

The Principal risks subsection beginning on page 90 is expanded to include the following:

•	Derivatives Risk: Derivatives can be complex instruments, which may experience sudden and unpredictable changes in price or liquidity and may be difficult to value, sell or unwind. The value of derivatives is based on the value of other securities or indexes. They can also create investment exposure that is greater than their cost may suggest (known as leverage risk). Derivative transactions may also involve a counterparty. Such transactions are subject to the credit risk and/or the ability of the counterparty to perform in accordance with the terms of the transaction.

•	Forward Commitments Risk: Securities or currencies whose terms are defined on a date in the future or transactions that are scheduled to settle on a date in the future (beyond usual and customary settlement), called forward commitments, as well as when-issued securities, are subject to risk of default or bankruptcy of the counterparty. In forward commitment or when-issued transactions, if the counterparty fails to consummate the transaction, the portfolio may miss the opportunity of obtaining a price or yield considered to be advantageous.

•	Leverage Risk: Leverage is investment exposure which exceeds the initial amount invested. Leverage can cause the portfolio to lose more than the principal amount invested. Leverage can magnify the portfolio’s gains and losses and therefore increase its volatility.

•	Regulatory Impact Risk: Certain financial instruments are subject to extensive government regulation, which may change frequently and impact a portfolio significantly.

Portfolio Optimization Conservative Portfolio, Portfolio Optimization Moderate-Conservative Portfolio, Portfolio Optimization Moderate Portfolio, Portfolio Optimization Growth Portfolio — The Principal risks from holdings in Underlying Portfolios subsections beginning on page 108 are expanded to include the following:

•	Regulatory Impact Risk: Certain financial instruments are subject to extensive government regulation, which may change frequently and impact a portfolio significantly.

Diversified Bond Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	psf_SupplementTextBlock

SUPPLEMENT DATED AUGUST 24, 2012

TO THE PROSPECTUS FOR PACIFIC SELECT FUND

CLASS I AND P SHARES DATED MAY 1, 2012

This supplement revises the Pacific Select Fund Class I and P Shares prospectus dated May 1, 2012 (Prospectus), and must be preceded or accompanied by the Prospectus. The changes within this supplement are currently in effect. Remember to review the Prospectus for other important information.

Diversified Bond Portfolio — The Principal risks subsections are expanded to include the following:

•	Regulatory Impact Risk: Certain financial instruments are subject to extensive government regulation, which may change frequently and impact a portfolio significantly.

Floating Rate Loan Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	psf_SupplementTextBlock

SUPPLEMENT DATED AUGUST 24, 2012

TO THE PROSPECTUS FOR PACIFIC SELECT FUND

CLASS I AND P SHARES DATED MAY 1, 2012

This supplement revises the Pacific Select Fund Class I and P Shares prospectus dated May 1, 2012 (Prospectus), and must be preceded or accompanied by the Prospectus. The changes within this supplement are currently in effect. Remember to review the Prospectus for other important information.

Floating Rate Loan Portfolio — The Principal risks subsections are expanded to include the following:

•	Regulatory Impact Risk: Certain financial instruments are subject to extensive government regulation, which may change frequently and impact a portfolio significantly.

Inflation Managed Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	psf_SupplementTextBlock

SUPPLEMENT DATED AUGUST 24, 2012

TO THE PROSPECTUS FOR PACIFIC SELECT FUND

CLASS I AND P SHARES DATED MAY 1, 2012

This supplement revises the Pacific Select Fund Class I and P Shares prospectus dated May 1, 2012 (Prospectus), and must be preceded or accompanied by the Prospectus. The changes within this supplement are currently in effect. Remember to review the Prospectus for other important information.

Inflation Managed Portfolio — The Principal risks subsections are expanded to include the following:

•	Regulatory Impact Risk: Certain financial instruments are subject to extensive government regulation, which may change frequently and impact a portfolio significantly.

Inflation Protected Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	psf_SupplementTextBlock

SUPPLEMENT DATED AUGUST 24, 2012

TO THE PROSPECTUS FOR PACIFIC SELECT FUND

CLASS I AND P SHARES DATED MAY 1, 2012

This supplement revises the Pacific Select Fund Class I and P Shares prospectus dated May 1, 2012 (Prospectus), and must be preceded or accompanied by the Prospectus. The changes within this supplement are currently in effect. Remember to review the Prospectus for other important information.

Inflation Protected Portfolio — The Principal risks subsections are expanded to include the following:

•	Regulatory Impact Risk: Certain financial instruments are subject to extensive government regulation, which may change frequently and impact a portfolio significantly.

Managed Bond Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	psf_SupplementTextBlock

SUPPLEMENT DATED AUGUST 24, 2012

TO THE PROSPECTUS FOR PACIFIC SELECT FUND

CLASS I AND P SHARES DATED MAY 1, 2012

This supplement revises the Pacific Select Fund Class I and P Shares prospectus dated May 1, 2012 (Prospectus), and must be preceded or accompanied by the Prospectus. The changes within this supplement are currently in effect. Remember to review the Prospectus for other important information.

Managed Bond Portfolio — The Principal risks subsections are expanded to include the following:

•	Regulatory Impact Risk: Certain financial instruments are subject to extensive government regulation, which may change frequently and impact a portfolio significantly.

Short Duration Bond Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	psf_SupplementTextBlock

SUPPLEMENT DATED AUGUST 24, 2012

TO THE PROSPECTUS FOR PACIFIC SELECT FUND

CLASS I AND P SHARES DATED MAY 1, 2012

This supplement revises the Pacific Select Fund Class I and P Shares prospectus dated May 1, 2012 (Prospectus), and must be preceded or accompanied by the Prospectus. The changes within this supplement are currently in effect. Remember to review the Prospectus for other important information.

Short Duration Bond Portfolio — The Principal risks subsections are expanded to include the following:

•	Regulatory Impact Risk: Certain financial instruments are subject to extensive government regulation, which may change frequently and impact a portfolio significantly.

Emerging Markets Debt Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	psf_SupplementTextBlock

SUPPLEMENT DATED AUGUST 24, 2012

TO THE PROSPECTUS FOR PACIFIC SELECT FUND

CLASS I AND P SHARES DATED MAY 1, 2012

This supplement revises the Pacific Select Fund Class I and P Shares prospectus dated May 1, 2012 (Prospectus), and must be preceded or accompanied by the Prospectus. The changes within this supplement are currently in effect. Remember to review the Prospectus for other important information.

Emerging Markets Debt Portfolio — The Principal risks subsections are expanded to include the following:

•	Regulatory Impact Risk: Certain financial instruments are subject to extensive government regulation, which may change frequently and impact a portfolio significantly.

Emerging Markets Debt Portfolio — The first sentence of the second paragraph of the Principal investment strategies subsection on page 28 is replaced with the following:

The portfolio may invest up to 25% of its net assets in issuers that are economically tied to any one emerging market country.

In addition, the first sentence of the fifth paragraph in the same subsection is replaced with the following:

The manager may use forwards (such as deliverable and non-deliverable currency forwards), swaps (including but not limited to total return, credit default, interest rate and currency swaps) and futures contracts.

Small-Cap Equity Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	psf_SupplementTextBlock

SUPPLEMENT DATED AUGUST 24, 2012

TO THE PROSPECTUS FOR PACIFIC SELECT FUND

CLASS I AND P SHARES DATED MAY 1, 2012

This supplement revises the Pacific Select Fund Class I and P Shares prospectus dated May 1, 2012 (Prospectus), and must be preceded or accompanied by the Prospectus. The changes within this supplement are currently in effect. Remember to review the Prospectus for other important information.

Small-Cap Equity Portfolio — The Annual fund operating expenses table and the table relating to your expenses in the Fees and expenses subsection on page 64 is replaced with the following:

Annual fund operating expenses[1] (expenses that you pay each year as a percentage of the value of your investment)

	Class I	Class P
Management fee	0.75	0.75
Service fee	0.20	0.00
Other expenses	0.05	0.05
Total annual operating expenses	1.00	0.80
Less fee waiver[2]	(0.10)	(0.10)
Total annual operating expenses after fee waiver	0.90	0.70

[1]	The expense information has been restated to reflect current fees.

[2]	The investment adviser has contractually agreed to waive its management fee through April 30, 2014. The agreement will terminate: (i) if the investment advisory agreement is terminated, (ii) upon ninety days’ prior written notice by the Fund, or (iii) if the sub-advisory agreement with Franklin or BlackRock is terminated.

Your expenses (in dollars) if you sell/redeem or hold all of your shares at the end of each period

	Class I	Class P
1 year	$92	$72
3 years	$298	$235
5 years	$533	$424
10 years	$1,206	$971

The second through fifth sentences in the first paragraph of the Principal investment strategies section on page 64 is replaced with the following:

PLFA is the portfolio’s investment adviser and, subject to the approval of the Fund’s board of trustees, selects the portfolio’s managers and monitors their performance on an ongoing basis. PLFA has selected the portfolio’s current managers because of their different approaches to investing in securities of companies with small market capitalizations. Each manager has its own investment style and acts independently of the other. Franklin is an active manager; BlackRock is an index manager and seeks to track the performance of the portfolio’s benchmark index. PLFA allocates the portfolio’s assets between Franklin and BlackRock and may change the allocation or rebalance at any time.

Health Sciences Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	psf_SupplementTextBlock

SUPPLEMENT DATED AUGUST 24, 2012

TO THE PROSPECTUS FOR PACIFIC SELECT FUND

CLASS I AND P SHARES DATED MAY 1, 2012

This supplement revises the Pacific Select Fund Class I and P Shares prospectus dated May 1, 2012 (Prospectus), and must be preceded or accompanied by the Prospectus. The changes within this supplement are currently in effect. Remember to review the Prospectus for other important information.

Health Sciences Portfolio — Regulatory Impact Risk in the Principal risks subsection on page 74 is renamed Government Regulation Risk.

Technology Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	psf_SupplementTextBlock

SUPPLEMENT DATED AUGUST 24, 2012

TO THE PROSPECTUS FOR PACIFIC SELECT FUND

CLASS I AND P SHARES DATED MAY 1, 2012

This supplement revises the Pacific Select Fund Class I and P Shares prospectus dated May 1, 2012 (Prospectus), and must be preceded or accompanied by the Prospectus. The changes within this supplement are currently in effect. Remember to review the Prospectus for other important information.

Technology Portfolio — Regulatory Impact Risk in the Principal risks subsection on page 80 is renamed Government Regulation Risk.

International Value Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	psf_SupplementTextBlock

SUPPLEMENT DATED AUGUST 24, 2012

TO THE PROSPECTUS FOR PACIFIC SELECT FUND

CLASS I AND P SHARES DATED MAY 1, 2012

This supplement revises the Pacific Select Fund Class I and P Shares prospectus dated May 1, 2012 (Prospectus), and must be preceded or accompanied by the Prospectus. The changes within this supplement are currently in effect. Remember to review the Prospectus for other important information.

International Value Portfolio — The following is added as the second to last paragraph in the Principal investment strategies subsection on page 90:

The manager may use currency forwards to gain or increase exposure to various currency markets, including for the purpose of managing the portfolio’s currency exposures relative to its benchmark’s currency exposures.

The Principal risks subsection beginning on page 90 is expanded to include the following:

•	Derivatives Risk: Derivatives can be complex instruments, which may experience sudden and unpredictable changes in price or liquidity and may be difficult to value, sell or unwind. The value of derivatives is based on the value of other securities or indexes. They can also create investment exposure that is greater than their cost may suggest (known as leverage risk). Derivative transactions may also involve a counterparty. Such transactions are subject to the credit risk and/or the ability of the counterparty to perform in accordance with the terms of the transaction.

•	Forward Commitments Risk: Securities or currencies whose terms are defined on a date in the future or transactions that are scheduled to settle on a date in the future (beyond usual and customary settlement), called forward commitments, as well as when-issued securities, are subject to risk of default or bankruptcy of the counterparty. In forward commitment or when-issued transactions, if the counterparty fails to consummate the transaction, the portfolio may miss the opportunity of obtaining a price or yield considered to be advantageous.

•	Leverage Risk: Leverage is investment exposure which exceeds the initial amount invested. Leverage can cause the portfolio to lose more than the principal amount invested. Leverage can magnify the portfolio’s gains and losses and therefore increase its volatility.

•	Regulatory Impact Risk: Certain financial instruments are subject to extensive government regulation, which may change frequently and impact a portfolio significantly.

Portfolio Optimization Conservative Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	psf_SupplementTextBlock

SUPPLEMENT DATED AUGUST 24, 2012

TO THE PROSPECTUS FOR PACIFIC SELECT FUND

CLASS I AND P SHARES DATED MAY 1, 2012

This supplement revises the Pacific Select Fund Class I and P Shares prospectus dated May 1, 2012 (Prospectus), and must be preceded or accompanied by the Prospectus. The changes within this supplement are currently in effect. Remember to review the Prospectus for other important information.

Portfolio Optimization Conservative Portfolio — The Principal risks from holdings in Underlying Portfolios subsections beginning on page 108 are expanded to include the following:

•	Regulatory Impact Risk: Certain financial instruments are subject to extensive government regulation, which may change frequently and impact a portfolio significantly.

Portfolio Optimization Moderate-Conservative Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	psf_SupplementTextBlock

SUPPLEMENT DATED AUGUST 24, 2012

TO THE PROSPECTUS FOR PACIFIC SELECT FUND

CLASS I AND P SHARES DATED MAY 1, 2012

This supplement revises the Pacific Select Fund Class I and P Shares prospectus dated May 1, 2012 (Prospectus), and must be preceded or accompanied by the Prospectus. The changes within this supplement are currently in effect. Remember to review the Prospectus for other important information.

Portfolio Optimization Moderate-Conservative Portfolio — The Principal risks from holdings in Underlying Portfolios subsections beginning on page 108 are expanded to include the following:

•	Regulatory Impact Risk: Certain financial instruments are subject to extensive government regulation, which may change frequently and impact a portfolio significantly.

Portfolio Optimization Moderate Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	psf_SupplementTextBlock

SUPPLEMENT DATED AUGUST 24, 2012

TO THE PROSPECTUS FOR PACIFIC SELECT FUND

CLASS I AND P SHARES DATED MAY 1, 2012

This supplement revises the Pacific Select Fund Class I and P Shares prospectus dated May 1, 2012 (Prospectus), and must be preceded or accompanied by the Prospectus. The changes within this supplement are currently in effect. Remember to review the Prospectus for other important information.

Portfolio Optimization Moderate Portfolio — The Principal risks from holdings in Underlying Portfolios subsections beginning on page 108 are expanded to include the following:

•	Regulatory Impact Risk: Certain financial instruments are subject to extensive government regulation, which may change frequently and impact a portfolio significantly.

Portfolio Optimization Growth Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	psf_SupplementTextBlock

SUPPLEMENT DATED AUGUST 24, 2012

TO THE PROSPECTUS FOR PACIFIC SELECT FUND

CLASS I AND P SHARES DATED MAY 1, 2012

This supplement revises the Pacific Select Fund Class I and P Shares prospectus dated May 1, 2012 (Prospectus), and must be preceded or accompanied by the Prospectus. The changes within this supplement are currently in effect. Remember to review the Prospectus for other important information.

Portfolio Optimization Growth Portfolio — The Principal risks from holdings in Underlying Portfolios subsections beginning on page 108 are expanded to include the following:

•	Regulatory Impact Risk: Certain financial instruments are subject to extensive government regulation, which may change frequently and impact a portfolio significantly.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PACIFIC SELECT FUND
Prospectus Date	rr_ProspectusDate	May 1, 2012
Document Creation Date	dei_DocumentCreationDate	Aug 24, 2012